2. Inventories (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventories Details
Raw materials	$ 334,031	$ 398,510
Work in progress	14,570	116,319
Finished goods	72,323	141,568
Total	$ 420,924	$ 656,397